Operating revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Passenger revenue	R$ 6,985.1	R$ 6,062.9
Other revenue	1,139.4	958.0
Gross revenue	8,124.5	7,020.9
Taxes levied on
Passenger revenue	(289.8)	(276.1)
Other revenue	(45.2)	(74.9)
Total taxes	(335.0)	(351.0)
Net revenue	R$ 7,789.5	R$ 6,669.9	R$ 6,257.8